Accounts Payable - aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable	$ 41,177	$ 31,612
Not later than 3 months
Accounts payable	35,615	26,270
Between 3 months to 6 months
Accounts payable	3,705	3,364
Between 6 months to 1 year
Accounts payable	588	782
Later than 1 year
Accounts payable	$ 1,269	$ 1,196